DEBT - Equipment Financing Obligation (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 agreement	Dec. 31, 2018 agreement
DEBT
Number of equipment financing arrangements | agreement			1	1
Outstanding balance of notes	$ 244,618
Balance of notes	244,618	$ 299,950
Balance of interest expense	30,497	$ 36,167
Future principal maturities under the equipment financing obligation
2023	58,973
2024	56,995
2025	63,698
2026	64,952
Total principal maturities	244,618
Less current portion	(58,973)
Equipment financing obligation, net of current portion	$ 185,645